Estimated Development Liability (Details) - AV Homes Inc [Member] $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($) home	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) home	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Estimated Development Liability
Cash expenditures for obligations related to prior sales	$ 200	$ 100	$ 400	$ 400
Estimated development liability	$ 31,178		$ 31,178		$ 31,556
Minimum
Estimated Development Liability
Number of estimated homes the estimated liability covers (homesites) | home	8,000		8,000